Note 19 - Condensed Parent Company Statements (Details) - Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Related party	$ 131,991	$ 175,127	$ 183,388
Interest expense:
Other	3,667,498	3,661,458	3,808,042
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	7,009,725	6,870,269	1,812,521
Credit for income taxes	1,227,029	1,630,562	(131,338)
Net income	5,782,696	5,239,707	1,943,859
Parent Company [Member]
Income
Dividends from subsidiary bank		4,003,250	6,500,000
Interest income:
Related party			8,471
Other	16,069	16,152	19,510
	16,069	4,019,402	6,527,981
Interest expense:
Related party	533,207	537,178	556,159
Other	765,848	815,865	878,305
	1,299,055	1,353,043	1,434,464
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	(1,282,986)	2,666,359	5,093,517
Credit for income taxes	(399,000)	(412,000)	(435,000)
Income (loss) before equity in undistributed earnings of subsidiaries	(883,986)	3,078,359	5,528,517
Equity in undistributed income (distribution in excess of income) of subsidiaries	6,666,682	2,161,348	(3,584,658)
Net income	$ 5,782,696	$ 5,239,707	$ 1,943,859